Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	Tenax Therapeutics, Inc.
Entity Central Index Key	0000034956
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Entity File Number	001-34600
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-2593535
Entity Address Address Line 1	101 Glen Lennox Drive
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Chapel Hill
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27517
City Area Code	919
Local Phone Number	855-2100